Shareholders' Equity - Summary of Number of Stock Options Outstanding, the Weighted Average of Options Outstanding, and the Exercise Price of Stock Options Outstanding (Detail)
$ / shares in Units, $ in Thousands
	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 Carats	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	4,680,001			4,680,001		2,455,002	3,518,335
Number of share options exercisable in share-based payment arrangement	1,531,667			1,531,667		1,711,669
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)		$ 1.36			$ 1.36	$ 2.89	$ 3.26
February 5, 2022
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement				100,000
Number of share options exercisable in share-based payment arrangement				100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					5.86
December 21, 2022
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement				605,000
Number of share options exercisable in share-based payment arrangement				605,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					3.48
June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement				200,000
Number of share options exercisable in share-based payment arrangement				200,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					3.30
December 27, 2024
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement				930,000
Number of share options exercisable in share-based payment arrangement				626,667
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					1.30
February 2, 2026
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement				845,001
Number of share options exercisable in share-based payment arrangement				0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					0.65
November 15, 2026
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement				2,000,000
Number of share options exercisable in share-based payment arrangement				0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					$ 0.62
Black scholes [Member]
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $			$ 2,333
Black scholes [Member] | February 5, 2022
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $			171
Black scholes [Member] | December 21, 2022
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $			644
Black scholes [Member] | June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $			203
Black scholes [Member] | December 27, 2024
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $			372
Black scholes [Member] | February 2, 2026
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $			268
Black scholes [Member] | November 15, 2026
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $			$ 675